INVESTMENT CONTRACTS (Details) - EBP 006 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Commingled Trust's investment in Stable Value Fund	$ 102,778	$ 122,034
Stable Value Fund
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Commingled Trust's investment in Stable Value Fund	$ 411,008	$ 475,251